Long-term debt	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Long-term debt
7. Long-term debt

	As at December 31
	2020	2019
Syndicated credit facility	$395.0	$399.0
Senior secured notes – 2008 Notes 6.40%, US$4.0 million, maturing November 30, 2021	5.2	5.3
Senior secured notes – 2010 Q1 Notes 5.85%, US$9.8 million, maturing November 30, 2021	12.4	12.7
Senior secured notes – 2010 Q4 Notes 4.88%, US$13.3 million, maturing November 30, 2021	16.9	17.2
4.98%, US$5.8 million, maturing November 30, 2021	7.4	7.5
5.23%, US$2.1 million, maturing November 30, 2021	2.7	2.8
Senior secured notes – 2011 Q4 Notes 4.79%, US$12.3 million, maturing November 30, 2021	15.7	16.0

Total credit facility and senior secured notes	$455.3	$460.5
Deferred financing costs	(3.5)	—

Total long-term debt	451.8	460.5

Current portion	$451.8	$434.2
Long-term portion	$0	$26.3

At December 31, 2020, the revolving period of the syndicated credit facility was set at January 29, 2021, with the end date of the term out period on November 30, 2021. As the term-out
date was within one year of the balance sheet date, this resulted in the outstanding amount of the syndicated credit facility being presented as a current liability. This treatment was also consistent at December 31, 2019 as the term out period at that time was also within one year of the balance sheet date. Subsequent to December 31, 2020, the Company re-negotiated
its syndicated credit facility, which resulted in an extension of the term-out
period to November 30, 2022.
There were no senior note issuances in either 2020 or 2019.
Additional information on Obsidian Energy’s senior secured notes was as follows:

	As at December 31
	2020	2019
Weighted average remaining life (years)	0.9	1.5
Weighted average interest rate	5.2%	5.7%

The estimated fair values of the principal and interest obligations of the outstanding senior secured notes were as follows:

	As at December 31
	2020	2019
2008 Notes	$4.3	$5.3
2010 Q1 Notes	10.2	12.6
2010 Q4 Notes	22.0	25.7
2011 Notes	12.8	14.8

Total	$49.3	$58.4

The Company has a reserve-based syndicated credit facility which is subject to a semi-annual borrowing base redetermination typically in May and November of each year. Subsequent to December 31, 2020, the Company entered into an amending agreement with our banking syndicate whereby the aggregate amount drawn or available to be drawn under the syndicated credit facility is now set at $440 million. The $440 million of availability consists of a $225 million revolving syndicated credit facility and a $215 million non-revolving
term loan.
Additionally, the following terms were included in the amending agreement:

•	the revolving period under the syndicated credit facility has been extended to May 31, 2022, with the end date of the term period extended to November 30, 2022;

•	the maturity date of the non-revolving term loan is also November 30, 2022;

•	the next scheduled borrowing base redeterminations will occur on November 30, 2021 and May 31, 2022;

•
a revolving period reconfirmation date will occur on January 17, 2022, whereby, on or prior to such date, the lenders
may accelerate the end date of the revolving period to February 1, 2022. In this case, the end date of the term period would remain unchanged at November 30, 2022; and

•
the Company’s revolving credit facility will have a one-time adjustment to reduce our undrawn availability to $35 million at December 31, 2021. Any borrowing availability at this time in excess of that amount will be used to reduce amounts outstanding on the non-revolving term loan and senior notes.

Additionally, subsequent to December 31, 2020, the Company agreed with holders of our senior notes to extend the maturity dates of the notes due on November 30, 2021 to November 30, 2022 and to increase the interest rate on each series of our notes by approximately 2.1 percent
.
Drawings on the Company’s syndicated credit facility are subject to fluctuations in short-term money market rates as they are generally held as short-term borrowings. As at December 31, 2020, 87 percent (2019 – 87 percent) of Obsidian Energy’s long-term debt instruments were exposed to changes in short-term interest rates.
At December 31, 2020, letters of credit totaling $5.0 million were outstanding (2019 – $7.7 million) that reduce the amount otherwise available to be drawn on the syndicated credit facility.
The aggregate amount available under our syndicated credit facility is scheduled for review on a semi-annual basis and is based on our lender’s assessment of the Company’s reserves, forecasted commodity prices and other factors. In the event that a decrease in the borrowing base occurs, this could result in a reduction to the available amount under the syndicated credit facility. In a situation where the amount available is below the amount drawn on the syndicated credit facility, the Company has 30 days to eliminate any shortfall by repaying amounts in excess of the new re-determined borrowing base.
Financing expense consists of the following:

	As at December 31
	2020	2019
Interest on bank debt and senior notes	$22.8	$28.3
Advisor fees	10.1	4.1
Deferred financing costs	2.8	0.7
Unwinding discount on lease liabilities	1.5	7.5

Financing	$37.2	$40.6
Obsidian Energy records unrealized foreign exchange gains or losses on our senior notes as amounts are translated into Canadian dollars at the rate of exchange in effect at the balance sheet date. Realized foreign exchange gains or losses are recorded upon actual repayment of senior notes. The split between realized and unrealized foreign exchange is as follows:

	As at December 31
	2020	2019
Realized foreign exchange loss	$0	$(2.6)
Unrealized foreign exchange gain	1.4	5.8

Foreign exchange gain	$1.4	$3.2

The Company is subject to Senior debt and Total debt to Capitalization financial covenants with a maximum ratio of 75 percent, as more specifically defined in the applicable lending agreements. At December 31, 2020, the Company was in compliance with our financial covenants under such lending agreements.
In 2015, as part of entering into amending agreements with its lenders and noteholders, the Company agreed to grant floating charge security over all of its property in favour of the lenders and the noteholders on a pari passu basis, which security will be fully released on such date when both (a) no default or event of default is continuing under the Company’s syndicated bank facility or senior notes and (b) the Company has achieved both (i) a Senior Debt to EBITDA ratio of 3:1 or less for four consecutive quarters, and (ii) an investment grade rating on its senior secured debt. The security remained in place at December 31, 2020.